Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Sandstorm Gold Ltd.
Entity Central Index Key	0001434614
Document Type	6-K
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY